Note 18 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets, Net, Total	$ 9,402	$ 6,645
Undistributed Earnings of Foreign Subsidiaries	107,323	89,461
Unrecognized Tax Benefits, Ending Balance	1,468	1,460	$ 1,858
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	1,468	1,460
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	72	6	18
Recovery of Income Tax Interest and Penalties	80	173	$ 155
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	182	190
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 86
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period	4 years
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period	7 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period	3 years
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period	5 years
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period	4 years
UNITED STATES
Undistributed Earnings of Foreign Subsidiaries	$ 0	$ 0